Financial Instruments - Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives [member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain (loss) on financial instruments	$ 2,364	$ (193)	$ (174)
Marketable Securities And Short Term Investments [Member] | Current Investments [Member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain (loss) on marketable securities and short-term investments	$ (4,766)	$ 640	$ 1,116